Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions
31	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2020:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

(a)	Transactions
For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note (i))	51	355	277
Online music services to the Company’s associates and associates of Tencent Group	18	40	206
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	63	21	213
Expenses
Operation expenses recharged by Tencent Group	589	752	1,082
Advertising agency cost to Tencent Group	207	231	440
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note (ii))	88	132	306
Other costs to the Company’s associates and associates of Tencent Group	14	25	48
Notes:

(i)	Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement.

(ii)
In March 2020 the Group signed a five-year strategic partnership with China Literature, a subsidiary of Tencent. Through this partnership arrangement, the Group was granted a global license to produce derivative content in the form of audiobooks of online literary works for which China Literature has the rights to or the license to adapt, and the rights to sublicense, as well as the ability to distribute existing audiobooks in China Literature’s portfolio.

Aggregate total minimum guarantee profit sharing to China Literature for the five-year period amounted to RMB250 million, any excess portion will be shared based on a pre-determined
percentage. As of December 31, 2020, the present value of the minimum guarantee of RMB227 million was recognized as intangible assets and the amortization expense for the year ended December 31, 2020 of RMB34 million was included in the content royalties to Tencent Group presented above.
These related party transactions were conducted at prices and terms as agreed by parties involved.

(b)	Balances with related parties

		As at December 31,
	2019		2020
	RMB’million		RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,653		1,993
The Company’s associates and associates of Tencent Group	49		48
Included in prepayments, deposits and other assets from related parties:
Tencent Group	50		39
The Company’s associates and associates of Tencent Group	23		64
Included in accounts payable to related parties:
Tencent Group	215		763
The Company’s associates and associates of Tencent Group	15		37
Included in other payables and accruals to related parties:
Tencent Group	382		237
The Company’s associates and associates of Tencent Group	19		46
Outstanding balances are unsecured and are repayable on demand.
Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement signed upon the Merger.

(c)	Key management personnel compensation

	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	64	65	62
Share-based compensation	223	233	205

	287	298	267